UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07443

Name of Registrant:	Vanguard Whitehall Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

Item 1:	Schedule of Investments

Vanguard International Explorer Fund Schedule of Investments July 31, 2006
	Shares	Market Value ($000)

Common Stocks (96.7%)

Australia (1.8%)
James Hardie Industries NV	2,344,838	12,560
^ Ansell Ltd.	1,483,284	9,529
^ Lion Nathan Ltd.	1,530,706	9,218
^ Just Group Ltd.	3,254,735	8,350
Sonic Healthcare Ltd.	250,000	2,421
Computershare Ltd.	300,000	1,806

		43,884

Austria (0.7%)
* Austriamicrosystems AG	246,423	13,381
Schoeller-Bleckmann Oilfield Equipment AG	150,000	5,484

		18,865

Belgium (1.2%)
Fluxys-D	4,000	12,352
Compagnie Nationale a Portefeuille	25,000	8,926
^ Sofina SA	65,000	6,285
^ Kinepolis Group	54,977	2,524
GIMV NV NPV	3,449	207

		30,294

Brazil (0.5%)
1 Submarino SA GDR	352,485	13,276

Canada (0.3%)
Niko Resources Ltd.	150,000	8,402

China (0.4%)
Shenzhen Expressway Co. Ltd.	13,400,000	6,544
^ The Guangshen Railway Co., Ltd.	6,800,000	2,754

		9,298

Denmark (1.4%)
*^ Jyske Bank A/S	280,800	15,623
^ Trygvesta AS	170,000	10,287
*^ Topdanmark A/S	65,000	9,079

		34,989

Finland (2.9%)
^ OKO Bank (Osuuspankkien Keskuspankki Oyj)	1,450,000	22,640
YIT Oyj	1,000,000	21,983
Kone Oyj	350,000	15,690
Cargotec Corp.	200,000	8,183
^ TietoEnator Oyj B Shares	165,800	3,954

		72,450

France (5.7%)
^ Groupe Bourbon SA	480,000	25,728
Saft Groupe SA	920,000	25,054
Nexity	393,959	22,567
Kaufman & Broad SA	270,000	15,076
Rodriguez Group	300,000	14,899
* Groupe Partouche SA	563,626	11,351
* Cegereal	222,906	8,875
* Amboise A et BSA	421,192	6,289
* Carrere Group	220,000	5,764
* Store Promesses	306,041	3,613
HF Co.	100,000	2,401
*^ CBo Territoria	284,914	1,068

		142,685

Germany (7.7%)
Hochtief AG	572,838	30,245
^ Bilfinger Berger AG	555,500	28,963
Techem AG	500,000	22,982
MTU Aero Engines Holdings AG	561,500	19,945
^ HCI Capital AG	1,100,000	18,847
Rheinmetall AG	240,000	15,484
^ Schwarz Pharma AG	150,000	13,774
^ Grenkeleasing AG	220,000	12,241
* cash.life AG	320,000	9,989
^ IDS Scheer AG	450,000	9,195
*^ Aareal Bank AG	200,000	7,723
* CENTROTEC Sustainable AG	70,000	2,680
* C.A.T. Oil AG	48,494	975
* WaveLight Laser Technologies AG	133	1

		193,044

Greece (3.1%)
Babis Vovos International	1,038,161	24,507
Marfin Financial Group SA	520,000	16,870
Public Power Corp.	600,000	14,304
Hellenic Exchanges SA	770,000	11,695
* Postal Savings Bank	291,546	6,258
Fourlis SA	300,000	4,249

		77,883

Hong Kong (1.0%)
^ Dah Sing Financial Group	2,000,400	16,716
^ ASM Pacific Technology Ltd.	1,400,000	7,038

		23,754

Indonesia (1.5%)
PT Bank Central Asia Tbk	47,924,500	22,096
PT Bank Rakyat Indonesia Tbk	31,000,000	14,636

		36,732

Ireland (1.0%)
DCC PLC	750,000	17,995
C&C Group PLC	700,000	7,388

		25,383

Italy (5.3%)
^ ACEA SpA	1,800,000	25,825
Compagnie Industriali Riunite SpA	8,000,000	24,444
^ Azimut Holding SpA	2,100,000	21,463
Beni Stabili SpA	17,000,000	16,987
Italmobiliare SpA	120,000	10,215
Italmobiliare SpA Non-Convertible Risp	140,000	10,039
^ Mondadori (Arnoldo) Editore SpA	1,000,000	9,727
Autostrada Torino-Milano SpA	358,334	7,211
Ergo Previdenza SpA	1,222,825	6,588

		132,499

Japan (19.9%)
Dowa Mining Co. Ltd.	2,300,000	20,780
^ Union Tool Co.	300,000	15,749
Obic Co., Ltd.	70,000	14,902
^ Nippon Sanso Corp.	1,800,000	14,184
Aica Kogyo Co., Ltd.	1,000,000	12,427
Tokyo Ohka Kogyo Co., Ltd.	500,000	12,374
^ Santen Pharmaceutical Co. Ltd.	500,000	12,078
KOA Corp.	900,000	12,038
Arisawa Manufacturing Co., Ltd.	800,000	11,998
Nichicon Corp.	920,000	11,741
Q.P. Corp.	1,291,000	11,669
^ Nipro Corp.	650,000	11,645
Tsubaki Nakashima Co., Ltd.	682,000	11,549
^ Kissei Pharmaceutical Co.	640,000	11,381
^ Enplas Corp.	651,000	10,857
Lintec Corp.	420,000	10,541
NAFCO Co., Ltd.	350,000	10,254
^ Circle K Sunkus Co., Ltd.	478,000	9,904
Nissan Chemical Industries, Ltd.	780,000	9,834
Ushio Inc.	450,000	9,619
^ Paris Miki Inc.	450,000	9,498
Tsuruha Holdings, Inc.	225,000	8,627
^ The Tokyo Tomin Bank, Ltd.	191,000	8,451
^ ARRK Corp.	400,000	7,934
Sumida Corp.	360,000	7,536
^ Musashi Seimitsu Industry Co., Ltd.	348,000	7,515
Sato Corp.	340,000	7,475
The Hiroshima Bank, Ltd.	1,200,000	7,473
^ Saizeriya Co., Ltd.	450,000	7,117
^ Net One Systems Co., Ltd.	4,550	7,045
Right On Co. Ltd	240,000	6,808
^ TOC Co., Ltd.	1,300,000	6,718
Daido Steel Co., Ltd.	850,000	6,469
^ OBIC Business Consultants Co., Ltd.	100,000	6,420
^ Tokyo Leasing Co., Ltd.	505,000	6,304
^ Sumisho Lease Co., Ltd.	120,000	6,283
H.I.S Co., Ltd.	230,000	6,136
Bank of Okinawa, Ltd	141,800	6,068
Exedy Corp.	200,000	5,900
Gunze Ltd.	1,043,000	5,835
^ Maeda Corp.	1,300,000	5,791
Koito Manufacturing Co., Ltd.	400,000	5,649
Sumitomo Forestry Co.	595,000	5,587
Ryosan Co., Ltd.	208,000	5,489
Furukawa-Sky Aluminum Corp.	1,041,000	5,350
The Musashino Bank, Ltd.	90,000	5,037
Inaba Denki Sangyo Co., Ltd.	160,000	5,033
Nissin Healthcare Food Service Co. Ltd.	350,000	4,996
^ Belluna Co., Ltd.	263,615	4,604
^ Nifco Inc.	230,000	4,484
^ Fullcast Co., Ltd.	1,458	4,334
^ Toyo Tire & Rubber Co., Ltd.	1,000,000	3,863
^ Plenus Co. Ltd.	115,000	3,840
H.S. Securities Co., Ltd.	400,000	3,546
Japan Airport Terminal Co., Ltd.	314,000	3,201
Kureha Chemical Industry Co.	700,000	3,182
^ eAccess Ltd.	5,000	3,112
Tamura Taiko Holdings, Inc.	700,000	2,910
Nagase & Co., Ltd.	230,000	2,806
NEC Leasing Ltd.	130,000	2,642
^ Katokichi Co., Ltd.	268,000	2,570
^ ALPHA Corp.	60,000	2,261
The Higashi-Nippon Bank, Ltd.	450,000	2,141
XEBIO Co., Ltd.	66,000	2,108
Fujikura Kasei Co., Ltd.	250,000	2,048
Nitta Corp.	100,000	1,844
Aucnet Inc.	120,000	1,692
^ The Minato Bank, Ltd.	630,000	1,635
ICOM Inc.	59,000	1,622
Hard Off Corp. Co., Ltd.	200,000	1,414
Thine Electronics Inc.	600	1,166
Chiyoda Co., Ltd.	50,000	1,096
^ Nidec Copal Corp.	56,700	773
Mimasu Semiconductor Industry Co., Ltd.	40,400	663

		495,625

Netherlands (2.3%)
^ Fugro NV	500,000	21,477
Heijmans NV	300,000	15,319
Koninklijke Ten Cate NV	400,000	11,278
^ Stork NV	190,500	9,088
*^ Funcom NV	193,294	779

		57,941

Singapore (1.7%)
ComfortDelGro Corp Ltd.	15,318,000	15,141
Singapore Exchange Ltd.	5,000,000	11,723
Sembcorp Industries Ltd.	4,230,000	9,122
SIA Engineering Co. Ltd.	1,865,000	4,256
^ Singapore Airport Terminal Services Ltd.	1,785,000	2,410

		42,652

South Korea (4.2%)
Hite Brewery Co., Ltd.	160,600	19,071
Samsung Corp.	643,510	18,006
* Amorepacific Corp.	41,354	17,352
Daegu Bank	807,820	14,582
Pusan Bank	1,096,710	14,396
Daewoo Engineering & Construction Co., Ltd.	584,190	9,979
Yuhan Corp.	55,090	8,241
Kumkang Korea Chemical Co., Ltd.	9,488	2,294

		103,921

Spain (2.5%)
^ Red Electrica de Espana SA	900,000	33,363
Enagas SA	1,300,000	28,235

		61,598

Sweden (4.1%)
Swedish Match AB	1,800,000	29,680
Oriflame Cosmetics SA	634,667	21,593
Transcom WorldWide SA	2,176,015	21,120
D. Carnegie & Co. AB	792,120	14,772
Saab AB	600,000	14,581

		101,746

Switzerland (8.3%)
Sika Finanz AG (Bearer)	31,510	36,277
Geberit AG	25,000	27,953
Publigroupe SA	74,170	24,697
BKW FMB Energie AG	253,021	23,849
^ Schindler Holding AG	430,000	23,076
* Kuoni Reisen Holding AG (Registered)	41,000	21,317
Jelmoli Holding AG	11,000	18,567
Helvetia Patria Holding AG	45,000	12,788
Mobilezone Holding AG	1,687,468	8,910
Bank Sarasin & Cie AG	3,000	8,404

		205,838

Taiwan (1.3%)
*1 Catcher Technology Warrants Exp. 11/29/10	1,573,000	16,152
*1 E.Sun Financial Holding Co., Ltd. GDR	637,845	9,641
*1 Basso Industry Warrants Exp. 5/3/11	2,305,280	3,279
*1 Tong Yang Industry Co., Ltd. Warrants Exp. 3/10/11	3,176,700	2,464

		31,536

Thailand (0.4%)
Bank of Ayudhya PLC (Foreign)	22,500,000	10,343

United Kingdom (17.5%)
SIG PLC	1,300,000	22,543
Babcock International Group PLC	3,400,000	21,661
Carillion PLC	2,900,000	17,023
Inchcape PLC	1,860,000	16,487
Findel PLC	1,600,000	16,173
J.D. Wetherspoon PLC	1,900,000	15,821
WS Atkins PLC	950,000	14,974
John Laing PLC	2,509,803	13,510
Bellway PLC	600,000	13,164
Forth Ports PLC	380,000	12,415
Meggitt PLC	2,174,643	12,065
Headlam Group PLC	1,200,000	11,595
Quintain Estates & Development PLC	900,000	11,548
Speedy Hire PLC	640,000	10,805
Balfour Beatty PLC	1,600,000	10,733
Whatman PLC	1,901,504	10,309
Redrow PLC	1,100,000	10,223
Domestic & General Group PLC	537,000	10,132
Wilson Bowden PLC	340,000	10,022
Alfred McAlpine Group PLC	1,129,984	9,654
* CSR PLC	450,000	9,547
The Go-Ahead Group PLC	280,000	9,535
ICAP PLC	1,037,037	9,139
Shaftesbury PLC	850,000	8,893
* Premier Oil PLC	481,503	8,856
Close Brothers Group PLC	525,000	8,485
Paragon Group Cos. PLC	700,000	8,073
First Choice Holidays PLC	1,800,000	7,712
National Express Group PLC	450,000	6,894
London Merchant Securities PLC	1,700,000	6,753
Chrysalis Group PLC	3,000,000	6,145
Ultra Electronics Holdings Plc	300,000	5,660
Nestor Healthcare Group PLC	2,349,235	5,476
* I-Mate PLC	1,678,147	5,451
* AEA Technology PLC	2,781,250	5,380
The Future Network PLC	7,200,000	5,315
Goldshield Group PLC	1,025,601	5,209
Intermediate Capital Group PLC	200,000	4,903
Alexon Group PLC	1,900,000	4,851
BPP Holdings PLC	600,000	4,762
* Imperial Energy Corp. PLC	291,848	4,642
Lawrence PLC	800,000	4,205
Stagecoach Group PLC	2,000,000	4,201
RM PLC	1,000,000	3,276
Devro PLC	1,400,947	3,070
Liontrust Asset Management PLC	428,549	2,886
* Leo Capital PLC	1,700,000	2,261
* London Clubs International PLC	1,200,000	2,162
Grainger Trust PLC	57,624	547
		435,146

Total Common Stocks
(Cost $1,783,829)		2,409,784

Temporary Cash Investment (10.3%)

2 Vanguard Market Liquidity Fund, 5.276%
(Cost $256,926)	256,926,362	256,926

Total Investments (107.0%)
(Cost $2,040,755)		2,666,710

Other Assets and Liabilities—Net (-7.0%)		(175,252)

Net Assets (100%)		2,491,458

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the aggregate value of these securities was $44,812,000, representing 1.80% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GDR - Global Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At July 31, 2006, the cost of investment securities for tax purposes was $2,048,034,000. Net unrealized appreciation of investment securities for tax purposes was $618,676,000, consisting of unrealized gains of $701,928,000 on securities that had risen in value since their purchase and $83,252,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Vanguard Mid-Cap Growth Fund Schedule of Investments July 31, 2006
	Shares	Market Value ($000)

Common Stocks (93.3%)

Consumer Discretionary (17.9%)
* Bed Bath & Beyond, Inc.	431,827	14,458
* Lamar Advertising Co. Class A	209,381	10,268
* Laureate Education Inc.	212,688	9,709
* Tractor Supply Co.	194,187	8,882
* Life Time Fitness, Inc.	166,207	7,529
* Sonic Corp.	352,162	6,931
Polo Ralph Lauren Corp.	106,945	6,100
* Gaylord Entertainment Co.	153,675	5,874
Hilton Hotels Corp.	221,470	5,300
* CarMax, Inc.	152,231	5,298
Strayer Education, Inc.	48,393	5,243
* O'Reilly Automotive, Inc.	180,539	5,118
* The Cheesecake Factory Inc.	202,280	4,622
* Dick's Sporting Goods, Inc.	122,542	4,462
PETsMART, Inc.	158,625	3,737
* Scientific Games Corp.	96,185	3,267
Tiffany & Co.	102,270	3,231
* Burger King Holdings Inc.	202,605	3,090
Fortune Brands, Inc.	41,100	2,981
* IAC/InterActiveCorp	123,485	2,928
* Getty Images, Inc.	58,500	2,729
* Urban Outfitters, Inc.	175,695	2,563
Harrah's Entertainment, Inc.	38,680	2,325
* Penn National Gaming, Inc.	62,950	2,082
* Coldwater Creek Inc.	56,525	1,127

		129,854

Energy (8.2%)
Smith International, Inc.	228,801	10,198
* Grant Prideco, Inc.	213,105	9,698
XTO Energy, Inc.	149,653	7,032
* Superior Energy Services, Inc.	202,470	6,935
* Southwestern Energy Co.	179,405	6,172
* Forest Oil Corp.	132,095	4,427
* Complete Production Services, Inc.	204,400	4,211
Range Resources Corp.	142,185	3,997
ENSCO International, Inc.	83,890	3,877
* National Oilwell Varco Inc.	39,035	2,617
Rowan Cos., Inc.	11,793	399

		59,563

Financials (9.1%)
* E*TRADE Financial Corp.	507,597	11,832
Investors Financial Services Corp.	200,574	8,990
* Affiliated Managers Group, Inc.	78,075	7,148
Host Marriott Corp. REIT	305,050	6,473
Aspen Insurance Holdings Ltd.	259,785	6,131
* IntercontinentalExchange Inc.	99,848	5,951
Willis Group Holdings Ltd.	180,070	5,858
* Arch Capital Group Ltd.	92,520	5,631
* CB Richard Ellis Group, Inc.	204,820	4,819
* Nasdaq Stock Market Inc.	127,420	3,508

		66,341

Health Care (14.4%)
Pharmaceutical Product Development, Inc.	261,458	10,061
* MedImmune Inc.	352,589	8,949
* ResMed Inc.	135,994	6,311
* Gen-Probe Inc.	108,590	5,641
* Endo Pharmaceuticals Holdings, Inc.	180,755	5,616
C.R. Bard, Inc.	78,109	5,543
* DaVita, Inc.	109,280	5,466
* Covance, Inc.	84,080	5,361
* Henry Schein, Inc.	112,990	5,357
IMS Health, Inc.	189,565	5,202
* Integra LifeSciences Holdings	139,648	5,147
* Patterson Cos	153,154	5,094
* Healthways, Inc.	93,192	5,006
* IDEXX Laboratories Corp.	48,356	4,280
* Express Scripts Inc.	49,300	3,798
* Celgene Corp.	78,350	3,752
Brookdale Senior Living Inc.	77,315	3,595
Allergan, Inc.	33,265	3,588
* Kyphon Inc.	102,889	3,504
* Kinetic Concepts, Inc.	69,081	3,078

		104,349

Industrials (15.6%)
Fastenal Co.	388,886	13,833
MSC Industrial Direct Co., Inc. Class A	248,160	10,232
* McDermott International, Inc.	204,805	9,327
The Corporate Executive Board Co.	94,093	8,845
Rockwell Collins, Inc.	164,527	8,781
Precision Castparts Corp.	107,350	6,403
Graco, Inc.	157,659	6,194
Harsco Corp.	72,850	5,872
* American Commercial Lines Inc.	103,962	5,713
Southwest Airlines Co.	305,970	5,504
* Global Cash Access, Inc.	362,305	5,427
Roper Industries Inc.	106,525	4,815
Ametek, Inc.	102,680	4,356
Pentair, Inc.	146,690	4,213
Knight Transportation, Inc.	234,942	4,032
Oshkosh Truck Corp.	88,105	3,778
* Monster Worldwide Inc.	91,694	3,668
Robert Half International, Inc.	78,625	2,544

		113,537

Information Technology (24.8%)
Paychex, Inc.	477,252	16,312
* j2 Global Communications, Inc.	327,277	9,164
Jabil Circuit, Inc.	393,685	9,094
* Cognizant Technology Solutions Corp.	133,600	8,750
Microchip Technology, Inc.	266,964	8,612
* Intuit, Inc.	257,734	7,956
* Iron Mountain, Inc.	192,300	7,884
Maxim Integrated Products, Inc.	260,935	7,666
* F5 Networks, Inc.	146,340	6,781
* Activision, Inc.	562,604	6,723
* Alliance Data Systems Corp.	126,780	6,506
* WebEx Communications, Inc.	187,495	6,427
FactSet Research Systems Inc.	146,110	6,414
* Network Appliance, Inc.	208,600	6,193
* ValueClick, Inc.	401,900	5,791
* CheckFree Corp.	120,490	5,362
* Red Hat, Inc.	222,535	5,270
* FLIR Systems, Inc.	200,800	4,821
* FormFactor Inc.	99,655	4,272
* Akamai Technologies, Inc.	107,210	4,249
* Citrix Systems, Inc.	130,580	4,149
Analog Devices, Inc.	123,705	3,999
* Broadcom Corp.	166,585	3,996
* MasterCard, Inc. Class A	76,975	3,531
National Semiconductor Corp.	142,130	3,306
* Comverse Technology, Inc.	163,435	3,167
* Autodesk, Inc.	92,785	3,165
* LAM Research Corp.	75,600	3,144
* MEMC Electronic Materials, Inc.	88,935	2,705
Intersil Corp.	112,025	2,634
* Marvell Technology Group Ltd.	116,280	2,157

		180,200

Materials (1.0%)
Airgas, Inc.	192,923	6,994

Telecommunication Services (1.5%)
* American Tower Corp. Class A	197,135	6,663
* NeuStar, Inc. Class A	147,075	4,539

		11,202

Exchange-Traded Fund (0.8%)
1 Vanguard Mid-Cap ETF	82,700	5,459

Total Common Stocks
(Cost $681,051)		677,499

Temporary Cash Investments (6.6%)

Money Market Fund (5.9%)

2 Vanguard Market Liquidity Fund, 5.276%	42,818,405	42,818

	Face Amount
	($000)

U.S. Agency Obligation (0.7%)

3 Federal Home Loan Bank
4 5.382%, 9/29/06	5,000	4,958

Total Temporary Cash Investments
(Cost $47,751)		47,776

Total Investments (99.9%)
(Cost $728,802)		725,275

Other Assets and Liabilities - Net (0.1%)		787

Net Assets (100%)		726,062

*Non-income-producing security.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4 Securities with a value of $4,958,000 have been segregated as initial margin for open futures contracts.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2006, the cost of investment securities for tax purposes was $728,802,000. Net unrealized depreciation of investment securities for tax purposes was $3,527,000, consisting of unrealized gains of $39,226,000 on securities that had risen in value since their purchase and $42,753,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.0% and 3.9%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2006, the aggregate settlement value of open futures contracts expiring in September 2006, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P Midcap 400 Index	40	14,928	(146)
E-mini NASDAQ 100 Index	156	4,739	(179)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Selected Value Fund Schedule of Investments July 31, 2006
	Shares	Market Value ($000)

Common Stocks (94.6%)

Consumer Discretionary (21.6%)
Sherwin-Williams Co.	1,972,000	99,783
Whirlpool Corp.	1,224,500	94,519
GTECH Holdings Corp.	2,735,100	92,146
The Stanley Works	1,811,800	82,201
Family Dollar Stores, Inc.	2,976,800	67,633
H & R Block, Inc.	2,929,500	66,646
Advance Auto Parts, Inc.	2,104,700	63,709
^1 Winnebago Industries, Inc.	2,107,300	60,922
Royal Caribbean Cruises, Ltd.	1,727,900	58,576
Genuine Parts Co.	1,139,300	47,440
Mattel, Inc.	1,899,000	34,258
Service Corp. International	3,616,400	27,159
Dillard's Inc.	802,700	24,105
Magna International, Inc. Class A	120,000	8,819
Dana Corp.	2,976,400	6,741
^* Tim Hortons, Inc.	232,500	5,799

		840,456

Consumer Staples (7.5%)
Carolina Group	2,263,100	129,857
Reynolds American Inc.	860,800	109,132
UST, Inc.	1,023,000	51,713

		290,702

Energy (4.4%)
Marathon Oil Corp.	628,800	56,994
El Paso Corp.	3,097,100	49,554
Murphy Oil Corp.	880,500	45,311
Overseas Shipholding Group Inc.	332,900	21,435

		173,294

Financials (23.0%)
People's Bank	2,690,275	96,554
Radian Group, Inc.	1,513,400	93,120
New York Community Bancorp, Inc.	5,223,900	85,306
The South Financial Group, Inc.	3,148,900	85,083
Willis Group Holdings Ltd.	2,590,400	84,266
Axis Capital Holdings Ltd.	2,321,900	68,635
^ The First Marblehead Corp.	1,387,500	63,548
XL Capital Ltd. Class A	972,400	61,942
American Financial Realty Trust REIT	5,081,700	58,846
* CNA Financial Corp.	1,687,200	57,280
UnumProvident Corp.	2,923,800	47,453
TCF Financial Corp.	1,436,300	38,651
First Industrial Realty Trust REIT	743,100	29,932
American Financial Group, Inc.	269,200	11,336
American National Insurance Co.	71,900	8,242
Hudson City Bancorp, Inc.	330,000	4,280

		894,474

Health Care (10.4%)
Hillenbrand Industries, Inc.	1,703,375	84,590
* Coventry Health Care Inc.	1,471,900	77,569
* Triad Hospitals, Inc.	1,794,100	69,916
Universal Health Services Class B	1,135,000	63,560
* HealthSouth Corp.	14,546,600	57,459
Valeant Pharmaceuticals International	2,878,400	49,739

		402,833

Industrials (9.0%)
Goodrich Corp.	2,027,200	81,838
Ryder System, Inc.	1,615,100	81,401
American Power Conversion Corp.	4,042,800	68,243
* Air France KLM ADR	2,441,700	60,188
ITT Industries, Inc.	1,189,000	60,104

		351,774

Information Technology (6.8%)
1* Tech Data Corp.	3,599,209	133,819
* Solectron Corp.	16,925,100	51,114
* MasterCard, Inc. Class A	1,030,900	47,287
* Micron Technology, Inc.	1,062,100	16,558
^* Spansion Inc. Class A	1,082,500	15,133

		263,911

Materials (1.8%)
Domtar Inc.	10,743,200	68,434

Utilities (10.1%)
Pinnacle West Capital Corp.	2,883,300	124,011
Xcel Energy, Inc.	4,657,500	93,336
MDU Resources Group, Inc.	2,950,800	72,737
CenterPoint Energy Inc.	3,866,600	53,127
* Reliant Energy, Inc.	4,096,200	51,530

		394,741

Total Common Stocks
(Cost $3,198,979)		3,680,619

Temporary Cash Investments (7.0%)

Money Market Fund (6.8%)

2 Vanguard Market Liquidity Fund, 5.276%	263,481,578	263,482

	Face
	Amount
	($000)

U.S. Agency Obligation (0.2%)

3 Federal Home Loan Bank
4 5.382 - 5.392%, 9/29/06	8,000	7,933

Total Temporary Cash Investments
(Cost $271,412)		271,415

Total Investments (101.6%)
(Cost $3,470,391)		3,952,034

Other Assets and Liabilities—Net (-1.6%)		(62,704)

Net Assets (100%)		3,889,330

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4 Securities with a value of $7,933,000 have been segregated as initial margin for open futures contracts.
ADR - American Depositary Receipt.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2006, the cost of investment securities for tax purposes was $3,470,391,000. Net unrealized appreciation of investment securities for tax purposes was $481,643,000, consisting of unrealized gains of $609,876,000 on securities that had risen in value since their purchase and $128,233,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 97.2% and 4.4%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2006, the aggregate settlement value of open futures contracts expiring in September 2006, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	246	78,831	2,146
E-mini S&P 500 Index	350	22,432	(42)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	10/31/05 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Dividend Income ($000)	7/31/06 Market Value ($000)

Tech Data Corp.	114,675	18,261	8,466	-	133,819
Winnebago Industries, Inc.	64,671	-	2,882	587	60,922
Domtar Inc.	50,215	-	8,080	-	N/A1

	229,561			587	194,741

1 At July 31, 2006, the security is still held but the issuer is no longer an affiliated company of the fund.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WHITEHALL FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 19, 2006

VANGUARD WHITEHALL FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 19, 2006

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.